Pioneer Strategic Income Fund
Schedule of Investments  |  December 31, 2023

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

Schedule of Investments  |  12/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.4%
	Senior Secured Floating Rate Loan Interests — 0.6% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
1,886,400	LSF11 A5 HoldCo LLC, Term Loan, 8.97% (Term SOFR + 350 bps), 10/15/28	$ 1,888,758
	Total Chemicals-Diversified	$1,888,758

	Electric-Generation — 0.1%
2,491,603	Generation Bridge Northeast LLC, Term Loan B, 9.606% (Term SOFR + 425 bps), 8/22/29	$ 2,507,176
	Total Electric-Generation	$2,507,176

	Electronic Composition — 0.0%†
1,344,400	Energy Acquisition LP, First Lien Initial Term Loan, 9.706% (Term SOFR + 425 bps), 6/26/25	$ 1,333,476
	Total Electronic Composition	$1,333,476

	Medical-Wholesale Drug Distribution — 0.1%
3,024,450	Owens & Minor, Inc., Term B-1 Loan, 9.198% (Term SOFR + 375 bps), 3/29/29	$ 3,034,531
	Total Medical-Wholesale Drug Distribution	$3,034,531

	Metal Processors & Fabrication — 0.2%
5,692,695	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.684% (Term SOFR + 400 bps), 10/12/28	$ 5,664,232
991,864	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.108% (Term SOFR + 375 bps), 11/13/28	996,823
	Total Metal Processors & Fabrication	$6,661,055

	Recreational Centers — 0.1%
2,711,800	Fitness International LLC, Term B Loan, 8.706% (Term SOFR + 325 bps), 4/18/25	$ 2,706,038
	Total Recreational Centers	$2,706,038

	Total Senior Secured Floating Rate Loan Interests (Cost $17,965,000)	$18,131,034

1Pioneer Strategic Income Fund |  | 12/31/23

Shares		Value
	Common Stocks — 0.1% of Net Assets
	Automobile Components — 0.0%†
9,565,478(b)	Ascent CNR Corp., Class A	$ 956,548
	Total Automobile Components	$956,548

	Household Durables — 0.0%†
1,018,282(b)	Desarrolladora Homex SAB de CV	$ 780
	Total Household Durables	$780

	Oil, Gas & Consumable Fuels — 0.0%†
336(b)	Frontera Energy Corp.	$ 2,029
	Total Oil, Gas & Consumable Fuels	$2,029

	Paper & Forest Products — 0.0%†
162,828+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(b)+	Grupo Aeromexico SAB de CV	$ 2,060,578
	Total Passenger Airlines	$2,060,578

	Total Common Stocks (Cost $2,704,643)	$3,019,935

Principal Amount USD ($)
	Asset Backed Securities — 8.4% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 498,942
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	507,398
4,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 12.677% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	3,671,548
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.154% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,313,883
2,751,089	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	2,617,291
482,314	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	470,360
Pioneer Strategic Income Fund |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
681,817	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	$ 668,176
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	915,792
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,385,221
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,343,440
3,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 7.676% (1 Month Term SOFR + 231 bps), 8/15/34 (144A)	3,736,341
5,400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.876% (1 Month Term SOFR + 351 bps), 11/15/36 (144A)	4,957,135
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,868,957
1,054,000(c)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,037,353
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 11.905% (3 Month Term SOFR + 651 bps), 7/15/31 (144A)	2,736,013
1,600,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 9.455% (3 Month Term SOFR + 406 bps), 1/15/33 (144A)	1,591,982
3,462,658	Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	2,874,110
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.594% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,884,119
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,766,125
4,000,000(c)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.711%, 2/25/46 (144A)	3,154,665
4,250,000(a)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 11.677% (3 Month Term SOFR + 626 bps), 4/20/29 (144A)	3,995,213
3Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,000,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	$ 11,113,360
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,249,190
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,388,424
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	59,648
4,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,057,137
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,553,011
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	2,953,470
1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	982,449
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	1,874,449
6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/25/49 (144A)	5,837,706
9,460,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M6, 9.317%, 2/25/32 (144A)	7,950,180
7,626,520(d)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	7,278,980
14,036,277(d)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 2.25%, 12/28/26 (144A)	13,276,238
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 10.027% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	961,136
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.377% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	2,649,321
5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,166,698
Pioneer Strategic Income Fund |  | 12/31/234

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,022,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 10.377% (3 Month Term SOFR + 496 bps), 11/28/30 (144A)	$ 4,743,400
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.516% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	4,174,452
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,500,446
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	8,938,211
9,970,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	7,698,791
591,344	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	517,506
2,220,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	2,275,988
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.092% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	2,500,757
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 11.994% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	1,903,691
321,549	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	320,234
3,070,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	2,974,090
2,685,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 8.023% (1 Month Term SOFR + 266 bps), 10/16/36 (144A)	2,500,197
7,500,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 8.273% (1 Month Term SOFR + 291 bps), 10/16/36 (144A)	6,826,800
1,924,041	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	1,853,147
3,071,725	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,618,969
5Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 12.874% (3 Month Term SOFR + 746 bps), 4/22/29 (144A)	$ 4,702,665
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 11.899% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	4,134,600
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	5,846,044
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,105,532
1,321,223	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,261,900
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.994% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,859,251
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	4,704,576
5,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 9.129% (3 Month Term SOFR + 376 bps), 2/20/30 (144A)	4,931,505
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	8,120,514
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,601,371
6,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,047,671
3,750,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	417,375
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,541,850
1,250,000(a)	RRX 3, Ltd., Series 2021-3A, Class D, 12.405% (3 Month Term SOFR + 701 bps), 4/15/34 (144A)	1,186,885
9,550,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	9,610,667
837,380	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	824,899
Pioneer Strategic Income Fund |  | 12/31/236

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
759,741	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	$ 735,750
3,500,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 8.527% (3 Month Term SOFR + 311 bps), 4/20/29 (144A)	3,451,718
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 8.941% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,222,931
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 12.54% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	2,763,933
5,000,000(c)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,488,303
2,750,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,680,642
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,715,080
827,365	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	808,475
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,238,228
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,585,334
524,819	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	520,344
2,359,942	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	2,243,588
1,490,489	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	1,410,598
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.76% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	3,965,520
	Total Asset Backed Securities (Cost $299,152,390)	$274,419,889

	Collateralized Mortgage Obligations—12.2% of Net Assets
5,970,020(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 3,855,108
7Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,120,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 9.47% (1 Month Term SOFR + 411 bps), 3/25/29 (144A)	$ 2,144,431
2,283,485(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 8.17% (1 Month Term SOFR + 281 bps), 3/25/29 (144A)	2,298,539
8,062,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,384,324
3,134,928(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,706,472
2,599,822	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,021,814
3,409,915(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 6/25/69 (144A)	3,115,720
2,560,084(c)	CIM Trust, Series 2021-J2, Class B2, 2.672%, 4/25/51 (144A)	1,936,755
3,038,960(c)	CIM Trust, Series 2021-J2, Class B3, 2.672%, 4/25/51 (144A)	2,168,125
5,264,850(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	3,576,561
8,571,948(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.989%, 5/25/51 (144A)	6,816,399
2,029,190(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.202%, 9/25/64 (144A)	1,454,328
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.102% (SOFR30A + 376 bps), 2/25/40 (144A)	2,790,212
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.102% (SOFR30A + 376 bps), 2/25/40 (144A)	5,200,514
16,450,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.837% (SOFR30A + 450 bps), 1/25/42 (144A)	16,934,804
469,513(c)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	5
2,638,958(c)	CSMC, Series 2021-RPL2, Class M3, 3.616%, 1/25/60 (144A)	1,734,118
Pioneer Strategic Income Fund |  | 12/31/238

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.287% (SOFR30A + 395 bps), 9/26/33 (144A)	$ 8,279,216
8,205,085(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.577% (SOFR30A + 592 bps), 7/15/42	858,963
4,503,154(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.097% (SOFR30A + 644 bps), 8/15/42	585,822
2,138,176(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	383,680
2,618,210(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	503,657
86,605	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	85,396
2,255,729(a)(e)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.098% (SOFR30A + 644 bps), 8/25/41	176,202
1,782,444(a)(e)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 0.748% (SOFR30A + 609 bps), 6/25/48	193,912
2,068,817(a)(e)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.598% (SOFR30A + 594 bps), 7/25/49	157,543
1,678,277(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.598% (SOFR30A + 594 bps), 8/25/49	207,598
1,639,806(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.598% (SOFR30A + 594 bps), 8/25/49	202,739
1,843,530(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	368,111
214,047,653(c)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.204%, 6/1/51 (144A)	2,285,387
5,617,923(c)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.928%, 8/25/51 (144A)	4,177,281
3,585,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 10.137% (SOFR30A + 480 bps), 10/25/50 (144A)	4,015,577
9Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.337% (SOFR30A + 300 bps), 12/25/50 (144A)	$ 3,011,564
2,630,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.987% (SOFR30A + 565 bps), 12/25/50 (144A)	2,831,296
2,670,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.452% (SOFR30A + 1,011 bps), 7/25/50 (144A)	3,392,724
2,766,444(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B1, 10.702% (SOFR30A + 536 bps), 9/25/50 (144A)	3,008,541
2,340,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 9.087% (SOFR30A + 375 bps), 12/25/41 (144A)	2,335,624
9,485,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.087% (SOFR30A + 475 bps), 2/25/42 (144A)	9,811,430
4,110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 9.337% (SOFR30A + 400 bps), 11/25/50 (144A)	4,455,534
6,250,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 12.737% (SOFR30A + 740 bps), 11/25/50 (144A)	6,977,340
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
1,061,391	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	1,054,436
13,950	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	13,897
1,907,250(a)(e)	Government National Mortgage Association, Series 2019-103, Class SB, 0.578% (1 Month Term SOFR + 594 bps), 8/20/49	191,744
(0)(e)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	0
15,905,700(a)(e)	Government National Mortgage Association, Series 2019-117, Class SB, 0.000% (1 Month Term SOFR + 331 bps), 9/20/49	252,608
22,773,639(e)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,778,345
Pioneer Strategic Income Fund |  | 12/31/2310

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
22,798,078(e)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	$ 3,805,125
10,485,686(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,830,157
1,870,462(e)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	315,239
4,512,679(e)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	978,670
13,341,008(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month Term SOFR + 324 bps), 1/20/50	293,057
2,435,531(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.95%, 3/25/50 (144A)	1,962,895
1,490,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.95%, 3/25/50 (144A)	816,647
4,900,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	3,686,470
9,640,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,649,857
2,499,770(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.931%, 2/26/52 (144A)	1,904,777
2,842,158(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.82%, 7/25/52 (144A)	2,121,625
4,562,117(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.832%, 5/28/52 (144A)	3,411,917
1,220,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 12.452% (SOFR30A + 711 bps), 10/25/30 (144A)	1,236,436
788,492(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.702% (SOFR30A + 536 bps), 10/25/30 (144A)	793,266
1,920,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.921% (SOFR30A + 460 bps), 10/25/33 (144A)	1,933,104
74,278,982(c)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.225%, 7/25/51 (144A)	816,868
11Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,543,234(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.225%, 7/25/51 (144A)	$ 2,075,567
4,350,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.303%, 9/25/56 (144A)	3,003,065
931,000(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 6.755%, 4/25/46 (144A)	722,777
136,445,831(c)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.119%, 12/25/51 (144A)	805,672
2,000,000(c)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,317,935
6,372,558(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,739,544
120,799,168(c)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.12%, 12/25/51 (144A)	673,226
8,174,490(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	6,093,519
1,964,552(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.979%, 10/25/51 (144A)	1,469,335
1,671,182(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.979%, 10/25/51 (144A)	992,993
3,974,126(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.216%, 1/25/52 (144A)	3,131,212
4,187,026(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.216%, 1/25/52 (144A)	3,155,336
4,565,772(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.11%, 8/25/52 (144A)	3,367,699
5,650,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	3,906,129
5,435,101(c)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.254%, 10/25/52 (144A)	4,090,204
5,810,382(c)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.958%, 9/25/52 (144A)	4,228,142
8,434,727(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.296%, 3/25/52 (144A)	6,353,332
5,223,178(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 8.82% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	5,236,922
2,183,404(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.137% (SOFR30A + 180 bps), 3/25/51 (144A)	2,061,183
1,937,387(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 8.087% (SOFR30A + 275 bps), 3/25/51 (144A)	1,784,641
Pioneer Strategic Income Fund |  | 12/31/2312

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
992,331	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	$ 896,819
1,894,390	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,728,630
248,207(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	238,589
6,090,016	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,176,514
3,031,011(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.651%, 4/25/51 (144A)	2,275,180
3,928,780(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.669%, 6/25/51 (144A)	2,956,486
7,957,591(c)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.529%, 4/25/52 (144A)	6,009,205
4,233,419(c)	MFA Trust, Series 2021-AEI2, Class B3, 3.284%, 10/25/51 (144A)	3,203,061
7,172,000(c)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	5,643,466
2,936,408(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,357,509
6,145,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	4,985,936
1,314,826(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.948%, 3/25/51 (144A)	996,673
6,092,914(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class B2, 2.896%, 5/25/51 (144A)	4,707,089
8,009,318(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 7.462% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	7,671,626
13,903,950(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.879%, 11/25/59 (144A)	10,896,759
13Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,500,000	NYMT Loan Trust, Series 2022-CP1, Class M2, 3.514%, 7/25/61 (144A)	$ 2,740,111
1,447,157(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.702% (SOFR30A + 536 bps), 10/25/30 (144A)	1,471,126
2,659,910(c)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.722%, 5/25/51 (144A)	2,072,210
3,050,025(c)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.242%, 6/25/51 (144A)	2,350,606
2,458,985(c)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.712%, 6/25/51 (144A)	1,363,190
1,861,806(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	1,380,715
3,550,464(c)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.478%, 4/25/51 (144A)	2,533,943
2,779,012(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,158,392
2,696,787(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.352%, 4/25/51 (144A)	2,022,285
2,755,401(c)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.782%, 8/25/51 (144A)	2,085,713
2,284,660(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	1,799,844
3,350,523(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	2,537,755
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 10.337% (SOFR30A + 500 bps), 11/25/31 (144A)	1,515,862
3,324,087(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.705%, 12/25/51 (144A)	2,504,311
1,817,801(c)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.705%, 12/25/51 (144A)	1,306,507
4,204,425(c)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.705%, 7/25/51 (144A)	3,300,643
1,719,060(c)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.705%, 7/25/51 (144A)	1,162,288
2,215,970(c)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.713%, 10/25/51 (144A)	1,660,275
Pioneer Strategic Income Fund |  | 12/31/2314

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,723,000(c)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.631%, 11/25/51 (144A)	$ 646,293
3,910,802(c)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.75%, 1/25/52 (144A)	2,915,947
1,966,613(c)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.562%, 6/25/51 (144A)	1,494,921
10,150,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	6,947,304
2,426,459(c)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.188%, 5/25/52 (144A)	1,835,792
3,018,136(c)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.659%, 3/25/51 (144A)	2,334,448
1,133,812(c)	Sequoia Mortgage Trust, Series 2021-2, Class B4, 2.551%, 4/25/51 (144A)	576,298
1,162,952(c)	Sequoia Mortgage Trust, Series 2021-3, Class B4, 2.652%, 5/25/51 (144A)	600,182
2,364,864(c)	Sequoia Mortgage Trust, Series 2021-4, Class B4, 2.666%, 6/25/51 (144A)	1,220,209
1,494,270(c)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.049%, 7/25/51 (144A)	819,382
1,783,000(c)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.86%, 1/25/52 (144A)	813,875
4,100,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,603,058
2,743,712(c)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.947%, 2/25/52 (144A)	1,305,961
4,550,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.652% (SOFR30A + 431 bps), 2/25/47 (144A)	4,973,893
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.857%, 10/25/56 (144A)	3,870,689
6,374,998(c)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.907%, 7/25/57 (144A)	5,259,231
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.62% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,399,915
9,104,638(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,625,134
1,830,000(a)	Triangle Re, Ltd., Series 2021-1, Class B1, 9.97% (1 Month Term SOFR + 461 bps), 8/25/33 (144A)	1,843,400
15Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,435,320(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.37% (1 Month Term SOFR + 401 bps), 8/25/33 (144A)	$ 3,450,789
9,670,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.721% (SOFR30A + 340 bps), 11/25/33 (144A)	9,669,900
3,421,385(c)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.225%, 12/25/51 (144A)	2,687,864
800,000(c)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	603,569
2,250,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,543,383
8,970,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,648,958
8,317,671(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.436%, 3/25/52 (144A)	6,294,016
	Total Collateralized Mortgage Obligations (Cost $485,887,633)	$398,192,670

	Commercial Mortgage-Backed Securities—6.0% of Net Assets
5,800,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 9.476% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 2,629,349
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.188% (SOFR30A + 285 bps), 1/20/37 (144A)	3,393,714
4,944,058(d)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
1,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.523% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	1,470,823
2,025,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.291%, 9/15/48 (144A)	1,037,967
1,895,412(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 9.326% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	1,085,638
Pioneer Strategic Income Fund |  | 12/31/2316

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.721% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	$ 8,502,932
4,380,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.55% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	4,350,841
1,500,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 8.026% (1 Month Term SOFR + 266 bps), 11/15/36 (144A)	1,290,333
2,470,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 8.196% (1 Month Term SOFR + 284 bps), 11/15/38 (144A)	2,211,494
147,013,238(c)(e)	COMM Mortgage Trust, Series 2014-CR19, Class XA, 0.827%, 8/10/47	494,391
7,650,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633%, 2/10/37 (144A)	7,140,857
3,912,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	3,589,734
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,041,071
4,083,017(c)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.25%, 4/15/50	3,159,047
2,680,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.555%, 11/15/48	2,230,764
1,455,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.087% (SOFR30A + 775 bps), 1/25/51 (144A)	1,395,378
2,750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 9.087% (SOFR30A + 375 bps), 1/25/51 (144A)	2,625,896
6,000,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.337% (SOFR30A + 400 bps), 11/25/51 (144A)	5,559,113
4,500,000(c)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.804%, 12/25/26 (144A)	4,191,997
2,800,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.077%, 7/25/27 (144A)	2,608,543
2,300,000(c)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.024%, 11/25/32 (144A)	1,887,449
1,875,000(c)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.299%, 8/25/33 (144A)	1,637,991
3,534,000(c)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.607%, 1/25/26 (144A)	3,089,682
17Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,364,000(c)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.819%, 12/25/27 (144A)	$ 5,798,732
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.445% (SOFR30A + 511 bps), 10/25/28	1,257,428
975,000(c)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.083%, 10/25/31 (144A)	827,472
5,382,480(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	4,967,952
8,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.345% (SOFR30A + 701 bps), 8/25/29	8,118,477
927,969(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.695% (SOFR30A + 636 bps), 1/25/27 (144A)	882,234
1,490,357(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.445% (SOFR30A + 911 bps), 7/25/30 (144A)	1,406,813
5,000,000(f)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,463,320
81,437,515(e)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	467,166
18,374,996(e)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	93,264
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,405,106
123,327,135(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	634,037
10,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	48,201
22,190,514(c)(e)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.083%, 7/25/40	787,752
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 8.134% (1 Month Term SOFR + 261 bps), 12/15/36 (144A)	5,750,768
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 9.026% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	1,974,717
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.569% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	722,669
Pioneer Strategic Income Fund |  | 12/31/2318

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
11,650,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	$ 6,547,999
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,145,044
1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.323%, 5/15/48	1,093,498
3,530,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	2,426,600
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,408,515
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,479,742
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,152,721
10,980,558(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.702% (SOFR30A + 336 bps), 10/25/49 (144A)	10,678,090
1,030,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398%, 8/15/36 (144A)	600,858
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,708,357
7,050,000(c)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.584%, 3/11/31 (144A)	5,160,556
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.42% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,315,457
2,659,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,497,275
5,400,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.309%, 2/25/52 (144A)	4,307,099
2,443,000(c)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,042,417
19Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	$ 6,300,029
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	5,661,963
1,500,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	973,499
8,045,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.294% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	7,931,273
7,000,000(c)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	7,129,255
3,500,000(c)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	3,570,580
67,584,000(c)(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.372%, 3/15/51	968,411
899,315(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.713% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	895,800
	Total Commercial Mortgage-Backed Securities (Cost $232,131,175)	$196,226,150

	Convertible Corporate Bonds — 0.6% of Net Assets
	Airlines — 0.1%
2,402,000	Spirit Airlines, Inc., 1.00%, 5/15/26	$ 1,664,586
	Total Airlines	$1,664,586

	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 4/28/24	$ 97,680
	Total Banks	$97,680

	Entertainment — 0.3%
12,093,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 9,692,539
1,892,000	IMAX Corp., 0.50%, 4/1/26	1,679,150
	Total Entertainment	$11,371,689

Pioneer Strategic Income Fund |  | 12/31/2320

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.2%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 1,995,630
4,819,000	Verint Systems, Inc., 0.25%, 4/15/26	4,231,684
	Total Software	$6,227,314

	Total Convertible Corporate Bonds (Cost $24,115,317)	$19,361,269

	Corporate Bonds — 32.7% of Net Assets
	Advertising — 0.0%†
1,545,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31 (144A)	$ 1,622,466
	Total Advertising	$1,622,466

	Aerospace & Defense — 0.1%
1,800,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	$ 1,829,840
2,200,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	2,339,359
	Total Aerospace & Defense	$4,169,199

	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 7,013,316
	Total Agriculture	$7,013,316

	Airlines — 0.9%
13,679,220(g)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 10,270,661
1,483,300	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,316,534
11,390,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	10,993,945
8,185,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	5,716,172
	Total Airlines	$28,297,312

	Auto Manufacturers — 1.7%
4,312,000	Ford Motor Co., 5.291%, 12/8/46	$ 3,799,579
4,430,000	Ford Motor Co., 6.10%, 8/19/32	4,465,578
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,552,329
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,974,913
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,781,314
21Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	$ 19,153,849
3,400,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	3,468,000
	Total Auto Manufacturers	$55,195,562

	Auto Parts & Equipment — 0.1%
1,680,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 1,746,558
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	2,480,556
	Total Auto Parts & Equipment	$4,227,114

	Banks — 9.6%
20,800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,608,093
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	4,629,366
3,460,000(c)(h)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	3,404,226
8,400,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	7,034,010
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,328,328
6,400,000	Banco Santander S.A., 6.938%, 11/7/33	7,105,208
8,258,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	7,386,501
14,170,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	14,335,959
3,915,000(c)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	4,060,544
5,400,000(c)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	6,046,509
5,608,000(c)(h)	Barclays Plc, 8.00% (5 Year CMT Index + 543 bps)	5,503,760
14,450,000(c)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	11,782,104
7,445,000(c)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	6,115,621
KZT1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25	3,964,295
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	2,323,775
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,450,639
Pioneer Strategic Income Fund |  | 12/31/2322

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	$ 977,004
1,600,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,499,984
19,337,000(c)(h)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	14,065,028
1,245,000(c)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	1,026,587
5,760,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,939,338
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	8,800,241
11,104,000(c)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	12,048,091
10,350,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	10,079,972
8,231,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	9,408,816
5,105,000(c)(h)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	5,115,200
11,185,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	9,194,577
11,355,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	11,049,518
1,930,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,951,798
16,049,000(c)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	12,677,867
6,520,000(c)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	7,238,098
8,000,000(c)	Societe Generale S.A., 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	5,723,786
5,010,000(c)(h)(i)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	180,986
11,905,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	9,861,818
7,507,000(c)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	7,878,190
5,985,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,463,995
9,276,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	8,968,309
2,780,000(c)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	2,942,972
23Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Banks — (continued)
5,090,000(c)(h)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	$ 5,641,069
23,889,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	22,467,074
9,395,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	9,658,862
14,125,000(c)	Wells Fargo & Co., 6.491% (SOFR + 206 bps), 10/23/34	15,366,416
	Total Banks	$313,304,534

	Biotechnology — 0.1%
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,553,404
	Total Biotechnology	$2,553,404

	Building Materials — 0.2%
5,318,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 5,450,950
	Total Building Materials	$5,450,950

	Chemicals — 0.4%
9,651,000	OCI NV, 6.70%, 3/16/33 (144A)	$ 9,855,833
5,055,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	2,059,856
	Total Chemicals	$11,915,689

	Commercial Services — 1.1%
5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 5,168,715
EUR2,470,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	2,388,993
1,670,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,518,183
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	936,712
5,400,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	5,334,252
1,920,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	1,956,095
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,182,519
Pioneer Strategic Income Fund |  | 12/31/2324

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 3,433,127
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	440,561
10,716,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	10,653,511
	Total Commercial Services	$37,012,668

	Cosmetics/Personal Care — 0.1%
EUR4,095,000	Coty, Inc., 5.75%, 9/15/28 (144A)	$ 4,751,230
	Total Cosmetics/Personal Care	$4,751,230

	Diversified Financial Services — 3.7%
8,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 7,180,220
2,532,000	Ally Financial, Inc., 6.70%, 2/14/33	2,534,997
3,085,000(c)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	3,169,509
6,750,000(c)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	6,971,117
7,924,000	Ally Financial, Inc., 8.00%, 11/1/31	8,680,743
11,445,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,669,490
3,435,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	3,002,913
6,950,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,265,383
5,911,000(c)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	5,882,189
14,860,000(c)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	15,293,876
5,070,000(c)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	5,233,516
6,660,000(i)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	715,950
17,870,600(g)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	16,798,364
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	4,941,987
2,285,000	OneMain Finance Corp., 7.875%, 3/15/30	2,352,113
3,830,000	OneMain Finance Corp., 9.00%, 1/15/29	4,049,187
1,130,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	1,163,185
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	3,261,459
25Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	$ 5,867,788
8,705,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	8,241,111
	Total Diversified Financial Services	$122,275,097

	Electric — 0.6%
7,670,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 6,481,150
EUR1,635,000	ContourGlobal Power Holdings S.A., 3.125%, 1/1/28 (144A)	1,586,468
EUR3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	3,415,491
9,225,000(i)	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	4,289,625
4,075,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,288,677
	Total Electric	$20,061,411

	Electrical Components & Equipments — 0.6%
EUR7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 8,379,649
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	4,461,031
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	5,700,798
	Total Electrical Components & Equipments	$18,541,478

	Energy-Alternate Sources — 0.0%†
563,617	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 486,097
	Total Energy-Alternate Sources	$486,097

	Engineering & Construction — 0.1%
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 1,401,400
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,152,113
	Total Engineering & Construction	$2,553,513

	Entertainment — 0.6%
EUR2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,452,554
905,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	920,838
11,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	9,673,206
Pioneer Strategic Income Fund |  | 12/31/2326

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
3,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	$ 2,822,745
2,910,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	2,751,201
	Total Entertainment	$18,620,544

	Food — 0.9%
1,458,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	$ 1,187,047
11,860,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	11,748,356
4,610,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	4,635,351
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	11,892,254
	Total Food	$29,463,008

	Forest Products & Paper — 0.0%†
EUR23,000	Ahlstrom Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 22,915
	Total Forest Products & Paper	$22,915

	Gas — 0.4%
13,550,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 13,778,971
	Total Gas	$13,778,971

	Hand & Machine Tools — 0.2%
5,410,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 5,550,179
	Total Hand & Machine Tools	$5,550,179

	Healthcare-Services — 0.3%
7,170,800	Auna SAA, 10.00%, 12/15/29 (144A)	$ 6,883,968
EUR3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	3,787,763
	Total Healthcare-Services	$10,671,731

	Insurance — 1.2%
13,080,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 10,055,946
27Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Insurance — (continued)
EUR2,650,000(c)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap + 370 bps), 5/23/59 (144A)	$ 2,848,762
22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	24,800,234
	Total Insurance	$37,704,942

	Internet — 0.1%
EUR3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	$ 3,397,809
	Total Internet	$3,397,809

	Iron & Steel — 0.2%
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	$ 1,713,616
7,775,000	TMS International Corp., 6.25%, 4/15/29 (144A)	6,414,375
	Total Iron & Steel	$8,127,991

	Leisure Time — 0.2%
3,255,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 3,400,115
1,130,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	1,081,672
1,330,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	1,389,025
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	292,500
	Total Leisure Time	$6,163,312

	Lodging — 0.1%
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 2,882,956
	Total Lodging	$2,882,956

	Media — 0.6%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,308,398
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,482,589
1,785,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	1,832,060
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	3,733,147
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,394,525
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,589,899
	Total Media	$19,340,618

Pioneer Strategic Income Fund |  | 12/31/2328

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — 1.0%
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 4,152,320
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	10,745,163
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	9,089,437
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	10,310,885
	Total Mining	$34,297,805

	Multi-National — 0.4%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,167,860
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,990,117
	Total Multi-National	$13,157,977

	Oil & Gas — 2.2%
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 15,035,281
5,785,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	5,986,954
2,235,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	2,298,318
7,175,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	7,013,562
4,737,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	4,395,945
7,721,090	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,051,404
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,680,072
2,705,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	2,822,208
3,063,750	Transocean, Inc., 8.75%, 2/15/30 (144A)	3,200,885
5,635,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	5,027,829
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	4,848,219
12,895,000	YPF S.A., 6.95%, 7/21/27 (144A)	11,537,724
	Total Oil & Gas	$71,898,401

	Oil & Gas Services — 0.2%
5,595,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 5,397,237
	Total Oil & Gas Services	$5,397,237

	Pharmaceuticals — 0.5%
2,424,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 1,551,360
29Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	$ 1,726,647
EUR10,400,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	10,755,705
1,478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	1,415,185
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,268,301
14,050,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$16,717,198

	Pipelines — 1.4%
6,338,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	$ 6,741,388
1,694,000(c)(h)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,414,473
15,058,000(c)(h)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	13,875,624
15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	13,214,013
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,361,188
655,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	661,483
5,145,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	5,142,336
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,629,577
	Total Pipelines	$46,040,082

	REITs — 0.5%
640,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 497,464
610,000	Highwoods Realty LP, 3.05%, 2/15/30	503,997
16,561,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	10,354,386
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,146,921
2,465,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	2,499,029
	Total REITs	$16,001,797

Pioneer Strategic Income Fund |  | 12/31/2330

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 0.7%
12,900,000	Darden Restaurants, Inc., 6.30%, 10/10/33	$ 13,867,910
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	4,951,530
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,534,521
	Total Retail	$22,353,961

	Semiconductors — 0.2%
4,790,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 4,919,972
	Total Semiconductors	$4,919,972

	Software — 0.0%†
1,752,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 1,589,375
	Total Software	$1,589,375

	Telecommunications — 0.9%
475,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 369,430
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,427,665
9,874,000	Altice France SA, 5.50%, 1/15/28 (144A)	8,131,981
4,120,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	2,766,191
1,976,217(i)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	39,524
2,337,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	2,266,153
EUR6,915,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	7,442,893
6,900,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	2,806,342
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,739,464
	Total Telecommunications	$28,989,643

	Transportation — 0.4%
4,910,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	$ 3,881,903
2,360,000	Norfolk Southern Corp., 5.95%, 3/15/64	2,633,149
31Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Transportation — (continued)
3,172,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 2,653,630
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	2,412,506
	Total Transportation	$11,581,188

	Total Corporate Bonds (Cost $1,142,217,743)	$1,068,100,652

	Insurance-Linked Securities — 4.7% of Net Assets#
	Event Linked Bonds — 2.1%
	Earthquakes – California — 0.0%†
750,000(a)	Phoenician Re, 8.266%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 739,125
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 9.061%, (3 Month Term SOFR + 376 bps), 3/13/24 (144A)	$ 249,500
	Earthquakes – U.S. — 0.0%†
500,000(a)	Ursa Re, 10.87%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 500,350
500,000(c)	Veraison Re, 11.868%, (1 Month U.S. Treasury Bill + 650 bps), 3/9/26 (144A)	517,050
		$1,017,400

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 17.198%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,459,050
1,000,000(a)	FloodSmart Re, 18.947%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	999,000
		$2,458,050

	Health – U.S. — 0.2%
250,000(a)	Vitality Re XII, 8.12%, (3 Month U.S. Treasury Bill + 275 bps), 1/7/25 (144A)	$ 246,100
2,000,000(a)	Vitality Re XIII, 7.37%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	1,965,000
Pioneer Strategic Income Fund |  | 12/31/2332

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Health – U.S. — (continued)
4,000,000(a)	Vitality Re XIV, 8.868%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	$ 3,998,000
400,000(a)	Vitality Re XIV, 9.867%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	399,640
		$6,608,740

	Multiperil – U.S. — 0.7%
900,000(a)	Easton Re Pte, 9.871%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	$ 897,300
250,000(a)	Four Lakes Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	249,875
500,000(a)	Four Lakes Re, 9.638%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	485,650
1,500,000(a)	Four Lakes Re, 12.668%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	1,495,500
1,500,000(a)	Four Lakes Re, 15.527%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	1,495,500
500,000(a)	Herbie Re, 15.087%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	492,400
2,500,000(a)	High Point Re, 11.12%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,498,750
1,750,000(a)	Matterhorn Re, 10.674%, (SOFR + 525 bps), 3/24/25 (144A)	1,706,250
750,000(a)	Matterhorn Re, 13.174%, (SOFR + 775 bps), 3/24/25 (144A)	738,000
2,900,000(a)	Mystic Re IV, 14.617%, (3 Month U.S. Treasury Bill + 925 bps), 1/8/26 (144A)	2,990,190
600,000(a)	Mystic Re IV, 17.367%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	599,700
750,000(a)	Residential Re, 11.118%, (1 Month U.S. Treasury Bill + 575 bps), 12/6/27 (144A)	748,875
1,500,000(a)	Residential Re, 11.378%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	1,482,750
1,500,000(a)	Residential Re, 13.058%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,525,950
1,500,000(a)	Residential Re, 13.868%, (1 Month U.S. Treasury Bill + 850 bps), 12/6/27 (144A)	1,497,750
33Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,250,000(a)	Residential Re, 14.027%, (3 Month U.S. Treasury Bill + 866 bps), 12/6/24 (144A)	$ 1,226,125
2,250,000(a)	Sanders Re II, 8.418%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	2,149,425
250,000(a)	Sanders Re III, 11.12%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	244,700
750,000(a)	Sanders Re III, 11.62%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	763,425
750,000(a)	Sussex Re, 13.75%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	738,150
		$24,026,265

	Multiperil – U.S. & Canada — 0.1%
500,000(a)	Galileo Re, 12.367%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	$ 499,250
1,000,000(a)	Galileo Re, 12.37%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	998,500
250,000(a)	Matterhorn Re, 11.159%, (SOFR + 575 bps), 12/8/25 (144A)	230,300
800,000(a)	Mona Lisa Re, 17.867%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	858,400
500,000(a)	Northshore Re II, 13.368%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	511,600
		$3,098,050

	Multiperil – U.S. Regional — 0.2%
750,000(a)	Aquila Re I, 12.867%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 763,950
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	1,001,000
1,000,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,008,600
2,500,000(a)	Long Point Re IV, 9.618%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,467,750
		$5,241,300

	Multiperil – Worldwide — 0.1%
500,000(a)	2001 Cat Re, 17.867%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	$ 501,250
Pioneer Strategic Income Fund |  | 12/31/2334

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,250,000(a)	Atlas Capital, 12.656%, (SOFR + 725 bps), 6/5/26 (144A)	$ 1,248,875
500,000(a)	Northshore Re II, 11.118%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	498,500
		$2,248,625

	Pandemic – U.S — 0.0%†
1,000,000(a)	Vitality Re XI, 7.17%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 997,000
	Windstorm – Florida — 0.2%
1,300,000(a)	Everglades Re II, 5.37%, (1 Month U.S. Treasury Bill + 0 bps), 1/16/24 (144A)	$ 1,295,450
250,000(a)	Everglades Re II, 5.37%, 1/16/24 (144A)	249,125
2,310,000(a)	Everglades Re II, 11.973%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	2,327,325
2,000,000(a)	Everglades Re II, 12.995%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	2,023,000
500,000(a)	Integrity Re, 12.44%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	479,200
		$6,374,100

	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 15.641%, (3 Month Term SOFR + 1,026 bps), 3/13/24 (144A)	$ 249,500
	Windstorm – North Carolina — 0.1%
1,250,000(a)	Blue Ridge Re, 8.00%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 1,248,125
500,000(a)	Blue Ridge Re, 10.617%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	499,250
1,500,000(a)	Cape Lookout Re, 9.068%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	1,495,500
		$3,242,875

	Windstorm – Texas — 0.1%
1,750,000(a)	Alamo Re, 12.547%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 1,771,000
	Windstorm – U.S. — 0.2%
1,000,000(a)	Alamo Re, 13.87%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,019,000
35Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
750,000(a)	Bonanza Re, 10.277%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 703,050
250,000(a)	Bonanza Re, 11.15%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	236,375
250,000(a)	Bonanza Re, 13.617%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	249,575
1,000,000(a)	Cape Lookout Re, 11.868%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,017,700
500,000(a)	Gateway Re, 18.368%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	520,350
250,000(a)	Gateway Re II, 14.867%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	252,300
2,500,000(a)	Queen Street 2023 Re, 12.868%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,544,000
		$6,542,350

	Windstorm – U.S. Multistate — 0.0%†
1,000,000(a)	Gateway Re, 5.37%, (3 Month U.S. Treasury Bill + 0 bps), 1/9/24 (144A)	$ 996,500
	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.906%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	$ 745,725
	Winterstorm – Florida — 0.1%
1,250,000(a)	Integrity Re, 17.368%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,297,500
1,000,000(a)	Lightning Re, 16.367%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,056,000
		$2,353,500

	Total Event Linked Bonds	$68,959,605

Pioneer Strategic Income Fund |  | 12/31/2336

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.7%
	Earthquakes – California — 0.1%
1,800,000(j)+	Adare Re 2022-2, 9/30/28	$ 1,812,375
	Multiperil – Massachusetts — 0.0%†
400,000(b)(j)+	Portsalon Re 2022, 5/31/28	$ 366,768
	Multiperil – U.S. — 0.5%
6,000,000(b)(j)+	Ballybunion Re 2020, 2/29/24	$ 677,844
3,406,059(b)(j)+	Ballybunion Re 2021-3, 7/31/25	76,157
1,506,560(b)(j)+	Ballybunion Re 2022, 12/31/27	28,550
3,000,000(b)(j)+	Ballybunion Re 2022-2, 5/31/28	3,046,530
3,500,000(b)(j)+	Ballybunion Re 2022-3, 6/30/28	3,621,129
3,000,000(b)(j)+	Ballybunion Re 2023, 12/31/28	3,342,572
4,750,000(b)(j)+	Gamboge Re, 3/31/29	4,981,800
		$15,774,582

	Multiperil – Worldwide — 0.1%
1,000,000(b)(j)+	Clarendon Re 2023, 12/31/28	$ 1,058,500
140,000(j)+	Limestone Re 2019-2B, 12/31/24 (144A)	250
1,020,000(j)+	Limestone Re 2020-1, 3/1/24 (144A)	—
480,000(j)+	Limestone Re 2020-1, 3/1/24 (144A)	—
500,000(b)(j)+	Merion Re 2023-1, 12/31/28	527,343
250,000(b)(j)+	Old Head Re 2022, 12/31/27	125,000
250,000(b)(j)+	Old Head Re 2023, 12/31/28	260,225
500,000(b)(j)+	Pine Valley Re 2023, 12/31/28	—
250,000(b)(j)+	Porthcawl Re 2023, 12/31/28	261,350
300,000(b)(j)+	Walton Health Re 2019, 6/30/24	75,504
2,000,000(b)(j)+	Walton Health Re 2022, 12/15/27	291,507
		$2,599,679

	Windstorm – Florida — 0.0%†
1,750,000(b)(j)+	Formby Re 2018, 2/29/24	$ —
2,200,000(b)(j)+	Portrush Re 2017, 6/15/24	220
		$220

	Windstorm – North Carolina — 0.0%†
250,000(b)(j)+	Isosceles Re 2023, 4/30/29	$ 249,750
1,000,000(b)(j)+	Isosceles Re 2023, 4/30/29	—
424,975(b)(j)+	Isosceles Re 2023, 4/30/29	—
		$249,750

	Windstorm – U.S. Multistate — 0.0%†
1,000,000(b)(j)+	White Heron Re 2023, 5/31/29	$ 1,013,869
37Pioneer Strategic Income Fund |  | 12/31/23

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
5,804,192(j)+	Oakmont Re 2020, 4/30/24	$ —
3,500,000(b)(j)+	Oakmont Re 2022, 4/1/28	1,100,769
		$1,100,769

	Total Collateralized Reinsurance	$22,918,012

	Reinsurance Sidecars — 1.9%
	Multiperil – U.S. — 0.0%†
1,750,000(b)(j)+	Carnoustie Re 2020, 12/31/24	$ 201,824
3,000,000(b)(k)+	Harambee Re 2018, 12/31/24	—
5,000,000(k)+	Harambee Re 2019, 12/31/24	7,500
3,000,000(b)(k)+	Harambee Re 2020, 12/31/24	46,200
		$255,524

	Multiperil – Worldwide — 1.9%
250,000(k)+	Alturas Re 2020-3, 9/30/24	$ —
236,951(b)(k)+	Alturas Re 2021-3, 7/31/25	12,321
2,318,301(b)(k)+	Alturas Re 2022-2, 12/31/27	600,440
3,932,000(b)(j)+	Bantry Re 2021, 12/31/24	47,184
5,000,000(b)(j)+	Bantry Re 2023, 12/31/28	6,157,500
9,947,951(b)(j)+	Berwick Re 2019-1, 12/31/24	1,193,754
2,000,000(b)(j)+	Berwick Re 2020-1, 12/31/24	200
3,500,000(b)(j)+	Berwick Re 2022, 12/31/27	67,478
3,500,000(b)(j)+	Berwick Re 2023, 12/31/28	3,975,460
4,000,000(b)(j)+	Eccleston Re 2023, 11/30/28	557,149
700,000(b)(j)+	Eden Re II, 3/22/24 (144A)	196,700
524,241(b)(j)+	Eden Re II, 3/21/25 (144A)	80,681
880,000(b)(j)+	Eden Re II, 3/20/26 (144A)	259,512
3,000,000(b)(j)+	Eden Re II, 3/19/27 (144A)	3,567,000
1,250,000(b)(j)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(b)(j)+	Gleneagles Re 2022, 12/31/27	594,125
2,737,878(j)+	Gullane Re 2018, 12/31/24	129,294
5,318,293(b)(j)+	Gullane Re 2023, 12/31/28	6,694,301
500,000(b)(k)+	Lion Rock Re 2020, 1/31/24	—
500,000(b)(k)+	Lion Rock Re 2021, 12/31/24	55,900
2,545,246(b)(k)+	Lorenz Re 2019, 6/30/24	24,434
8,500,000(j)+	Merion Re 2018-2, 12/31/24	424,864
9,000,000(b)(j)+	Merion Re 2021-2, 12/31/24	1,444,500
6,551,154(b)(j)+	Merion Re 2022-2, 12/31/27	6,211,224
4,250,000(b)(j)+	Pangaea Re 2023-1, 12/31/28	5,166,652
2,500,000(b)(j)+	Pangaea Re 2023-3, 5/31/29	2,836,526
1,000,000(b)(j)+	Phoenix 3 Re 2023-3, 1/4/27	1,123,800
1,515,000(b)(j)+	RosaPenna Re 2022, 6/30/28	1,456,832
Pioneer Strategic Income Fund |  | 12/31/2338

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
360,000(j)+	Sector Re V, 3/1/24 (144A)	$ 189,597
3,608(j)+	Sector Re V, 3/1/24 (144A)	88,944
155,997(j)+	Sector Re V, 12/1/24 (144A)	280,682
150,000(j)+	Sector Re V, 12/1/24 (144A)	269,892
55,079(a)(b)(j)+	Sector Re V, 12/1/26 (144A)	190,919
2,750(b)(j)+	Sector Re V, 3/1/27 (144A)	201,690
9,179(b)(j)+	Sector Re V, 3/1/27 (144A)	42,457
2,698,893(b)(j)+	Sector Re V, 12/1/27 (144A)	3,476,174
4,000,000(j)+	Sector Re V, 12/1/28 (144A)	4,058,225
3,609,700(j)+	Sussex Re 2020-1, 12/31/24	4,693
1,000,000(j)+	Sussex Re 2021-1, 12/31/24	700
3,000,000(k)+	Thopas Re 2019, 12/31/24	41,400
4,000,000(k)+	Thopas Re 2020, 12/31/24	800
5,000,000(k)+	Thopas Re 2021, 12/31/24	80,500
3,000,000(k)+	Thopas Re 2022, 12/31/27	24,300
3,192,294(b)(k)+	Thopas Re 2023, 12/31/28	4,035,698
2,818,951(k)+	Torricelli Re 2021, 7/31/25	70,474
3,000,000(k)+	Torricelli Re 2022, 6/30/28	67,200
3,250,000(b)(k)+	Torricelli Re 2023, 6/30/29	3,855,865
1,250,000(b)(k)+	Viribus Re 2018, 12/31/24	—
3,650,000(b)(k)+	Viribus Re 2019, 12/31/24	11,315
4,139,570(b)(k)+	Viribus Re 2020, 12/31/24	137,434
2,500,000(k)+	Viribus Re 2022, 12/31/27	91,750
1,500,000(b)(k)+	Viribus Re 2023, 12/31/28	2,073,750
3,539,362(b)(j)+	Woburn Re 2019, 12/31/24	592,560
		$62,764,975

	Total Reinsurance Sidecars	$63,020,499

	Total Insurance-Linked Securities (Cost $145,581,806)	$154,898,116

Principal Amount USD ($)
	Foreign Government Bonds — 3.1% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,636,657
	Total Angola	$5,636,657

39Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Argentina — 0.3%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 139,696
5,955,800(d)	Argentine Republic Government International Bond, 3.625%, 7/9/35	2,032,805
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	8,372,500
	Total Argentina	$10,545,001

	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,903,069
	Total Colombia	$3,903,069

	Egypt — 0.2%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 1,647,450
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	3,796,179
2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)	1,270,352
	Total Egypt	$6,713,981

	Ghana — 0.1%
7,018,000(i)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 3,049,167
	Total Ghana	$3,049,167

	Indonesia — 0.4%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 14,069,743
	Total Indonesia	$14,069,743

	Ivory Coast — 0.4%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 8,320,136
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,227,987
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,294,600
	Total Ivory Coast	$13,842,723

	Rwanda — 0.1%
5,525,000	Rwanda International Government Bond, 5.500%, 8/9/31 (144A)	$ 4,413,094
	Total Rwanda	$4,413,094

Pioneer Strategic Income Fund |  | 12/31/2340

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Serbia — 0.2%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 5,059,738
	Total Serbia	$5,059,738

	Supranational — 0.6%
INR435,400,000	International Bank for Reconstruction & Development, 6.500%, 4/17/30	$ 5,130,577
INR581,000,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	6,985,903
KZT1,169,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	2,495,028
COP23,200,000,000	International Finance Corp., 3.590%, 2/26/26	5,199,158
	Total Supranational	$19,810,666

	Ukraine — 0.1%
EUR4,490,000(i)	Ukraine Government International Bond, 4.375%, 1/27/32 (144A)	$ 1,003,739
9,575,000(i)	Ukraine Government International Bond, 7.375%, 9/25/34 (144A)	2,227,145
	Total Ukraine	$3,230,884

	Uruguay — 0.2%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 4,909,311
	Total Uruguay	$4,909,311

	Uzbekistan — 0.2%
UZS76,270,000,000	Republic of Uzbekistan International Bond, 14.000%, 7/19/24 (144A)	$ 6,140,467
	Total Uzbekistan	$6,140,467

	Total Foreign Government Bonds (Cost $130,397,671)	$101,324,501

	U.S. Government and Agency Obligations — 33.7% of Net Assets
22,875,000	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 18,954,990
158,738	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	135,885
1,302,709	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	1,065,704
20,527,340	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	17,600,696
41Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
110,891	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	$ 101,196
706,399	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	627,605
1,186,315	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,049,096
798,566	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	706,353
32,144	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	29,655
2,427,665	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,247,296
167,330	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	153,516
1,455,936	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,351,218
1,739,000	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,692,291
630,912	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	606,157
185,047	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	177,163
101,526	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	96,260
90,958	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	86,024
158,641	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	150,047
426,000	Federal Home Loan Mortgage Corp., 4.500%, 5/1/42	425,452
6,100	Federal Home Loan Mortgage Corp., 4.500%, 9/1/43	6,034
572,000	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	570,557
1,548,568	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,575,933
1,000	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	1,016
258,000	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	262,180
399,000	Federal Home Loan Mortgage Corp., 5.000%, 8/1/50	399,444
Pioneer Strategic Income Fund |  | 12/31/2342

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,674,646	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	$ 1,671,242
1,114,802	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,128,582
1,280,791	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	1,296,622
115,023	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	113,820
665,727	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	658,779
110,878	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	109,821
309,387	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	306,222
241,050	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	239,097
692,000	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	712,670
2,018,123	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,056,086
307,845	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	311,014
497,125	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	500,087
161,434	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	162,255
144,887	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	145,614
358,975	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	361,911
1,230,000	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,237,537
33,925,464	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	34,062,615
20,537,470	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	20,620,499
20,537,420	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	20,620,451
14,400	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	14,871
1,622	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,669
43Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,078	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	$ 10,450
16,808	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	17,539
44,871	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	46,511
17,229	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	17,921
1,515	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,568
41,103	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	42,977
611,451	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	630,923
325,495	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	337,475
253,094	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	259,782
188,629	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	195,958
233,704	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	237,611
147,937	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	150,323
163,431	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	166,884
420,342	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	426,823
1,508	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,571
824,496	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	849,166
5,249,068	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	5,543,317
185,707	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	192,951
148,067	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	152,667
12,582,158	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	12,893,869
45,875,000	Federal National Mortgage Association, 1.500%, 3/1/42	38,013,482
Pioneer Strategic Income Fund |  | 12/31/2344

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,000,000	Federal National Mortgage Association, 2.000%, 1/1/39 (TBA)	$ 5,378,437
10,309,398	Federal National Mortgage Association, 2.000%, 12/1/41	8,810,727
526,752	Federal National Mortgage Association, 2.000%, 2/1/42	449,930
193,764	Federal National Mortgage Association, 2.000%, 2/1/42	165,383
631,861	Federal National Mortgage Association, 2.000%, 11/1/50	527,614
315,965	Federal National Mortgage Association, 2.000%, 1/1/51	266,499
5,389,300	Federal National Mortgage Association, 2.000%, 11/1/51	4,478,442
3,673,589	Federal National Mortgage Association, 2.000%, 3/1/52	3,005,242
26,000,000	Federal National Mortgage Association, 2.000%, 1/1/54 (TBA)	21,246,875
2,000,000	Federal National Mortgage Association, 2.500%, 1/1/39 (TBA)	1,842,344
255,355	Federal National Mortgage Association, 2.500%, 9/1/50	223,153
180,934	Federal National Mortgage Association, 2.500%, 10/1/50	158,276
22,259,295	Federal National Mortgage Association, 2.500%, 5/1/51	19,217,670
607,000	Federal National Mortgage Association, 2.500%, 5/1/51	524,724
7,801,000	Federal National Mortgage Association, 2.500%, 11/1/51	6,759,217
18,316,000	Federal National Mortgage Association, 2.500%, 1/1/52	15,735,011
1,360,000	Federal National Mortgage Association, 2.500%, 2/1/52	1,175,957
348,178	Federal National Mortgage Association, 2.500%, 4/1/52	299,668
97,200,000	Federal National Mortgage Association, 2.500%, 1/1/54 (TBA)	82,680,750
37,364	Federal National Mortgage Association, 3.000%, 5/1/46	33,690
61,429	Federal National Mortgage Association, 3.000%, 10/1/46	55,392
45Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
172,823	Federal National Mortgage Association, 3.000%, 11/1/46	$ 157,293
93,263	Federal National Mortgage Association, 3.000%, 11/1/46	84,329
38,695	Federal National Mortgage Association, 3.000%, 1/1/47	34,890
37,156	Federal National Mortgage Association, 3.000%, 3/1/47	33,825
425,217	Federal National Mortgage Association, 3.000%, 3/1/47	384,449
1,579,186	Federal National Mortgage Association, 3.000%, 3/1/47	1,444,528
1,003,685	Federal National Mortgage Association, 3.000%, 4/1/47	913,484
1,762,973	Federal National Mortgage Association, 3.000%, 5/1/48	1,594,076
10,641,861	Federal National Mortgage Association, 3.000%, 1/1/52	9,546,353
14,370,254	Federal National Mortgage Association, 3.000%, 3/1/52	12,992,154
1,950,262	Federal National Mortgage Association, 3.000%, 6/1/52	1,724,808
91,500,000	Federal National Mortgage Association, 3.000%, 1/1/54 (TBA)	80,931,035
3,043,733	Federal National Mortgage Association, 3.000%, 2/1/57	2,679,034
660,000	Federal National Mortgage Association, 3.500%, 1/1/48	619,375
1,161,000	Federal National Mortgage Association, 3.500%, 5/1/49	1,095,440
2,811,785	Federal National Mortgage Association, 3.500%, 3/1/52	2,614,829
5,407,563	Federal National Mortgage Association, 3.500%, 3/1/52	4,986,224
556,865	Federal National Mortgage Association, 3.500%, 4/1/52	510,948
2,192,059	Federal National Mortgage Association, 3.500%, 4/1/52	2,019,923
957,907	Federal National Mortgage Association, 3.500%, 4/1/52	889,007
4,001,301	Federal National Mortgage Association, 3.500%, 5/1/52	3,704,014
Pioneer Strategic Income Fund |  | 12/31/2346

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
472,629	Federal National Mortgage Association, 3.500%, 5/1/52	$ 441,357
3,701,388	Federal National Mortgage Association, 3.500%, 6/1/52	3,426,391
13,600,000	Federal National Mortgage Association, 3.500%, 1/1/54 (TBA)	12,475,875
1,341,605	Federal National Mortgage Association, 3.500%, 9/1/55	1,252,853
6,976,459	Federal National Mortgage Association, 3.500%, 8/1/58	6,328,678
2,832	Federal National Mortgage Association, 4.000%, 12/1/30	2,776
3,595,532	Federal National Mortgage Association, 4.000%, 10/1/40	3,506,392
1,405,552	Federal National Mortgage Association, 4.000%, 12/1/40	1,370,707
11,057	Federal National Mortgage Association, 4.000%, 12/1/41	10,767
54,736	Federal National Mortgage Association, 4.000%, 7/1/42	53,243
7,549,000	Federal National Mortgage Association, 4.000%, 4/1/44	7,343,113
48,853	Federal National Mortgage Association, 4.000%, 6/1/44	47,169
18,440	Federal National Mortgage Association, 4.000%, 6/1/45	17,941
104,007	Federal National Mortgage Association, 4.000%, 7/1/45	100,269
29,261	Federal National Mortgage Association, 4.000%, 5/1/51	27,761
3,760,000	Federal National Mortgage Association, 4.000%, 7/1/51	3,576,615
71,453	Federal National Mortgage Association, 4.000%, 8/1/51	67,755
1,161,000	Federal National Mortgage Association, 4.000%, 9/1/51	1,108,810
206,831	Federal National Mortgage Association, 4.000%, 6/1/52	195,602
36,772	Federal National Mortgage Association, 4.000%, 7/1/56	34,880
66,842	Federal National Mortgage Association, 4.000%, 1/1/57	63,319
47Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,534,961	Federal National Mortgage Association, 4.500%, 5/1/41	$ 1,532,983
30,513	Federal National Mortgage Association, 4.500%, 3/1/43	30,473
3,226,024	Federal National Mortgage Association, 4.500%, 9/1/43	3,220,863
2,198,000	Federal National Mortgage Association, 4.500%, 1/1/44	2,195,172
997,629	Federal National Mortgage Association, 4.500%, 3/1/44	997,135
7,098,000	Federal National Mortgage Association, 4.500%, 6/1/44	7,088,876
8,796,404	Federal National Mortgage Association, 4.500%, 7/1/44	8,737,978
223,711	Federal National Mortgage Association, 4.500%, 1/1/47	222,041
737,000	Federal National Mortgage Association, 4.500%, 2/1/47	731,494
1,254,097	Federal National Mortgage Association, 4.500%, 8/1/47	1,242,149
793,996	Federal National Mortgage Association, 5.000%, 6/1/35	806,813
258,893	Federal National Mortgage Association, 5.000%, 7/1/35	263,075
607,593	Federal National Mortgage Association, 5.000%, 7/1/35	617,403
235,358	Federal National Mortgage Association, 5.000%, 8/1/35	239,156
295,147	Federal National Mortgage Association, 5.000%, 1/1/39	298,618
2,000,000	Federal National Mortgage Association, 5.000%, 1/1/39 (TBA)	2,011,875
85,893	Federal National Mortgage Association, 5.000%, 7/1/41	87,282
2,032,205	Federal National Mortgage Association, 5.000%, 9/1/43	2,061,198
8,117,000	Federal National Mortgage Association, 5.000%, 12/1/44	8,248,730
2,090,735	Federal National Mortgage Association, 5.000%, 10/1/50	2,094,980
1,794,177	Federal National Mortgage Association, 5.000%, 6/1/52	1,803,378
Pioneer Strategic Income Fund |  | 12/31/2348

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,713,812	Federal National Mortgage Association, 5.000%, 8/1/52	$ 4,667,712
265,290	Federal National Mortgage Association, 5.000%, 2/1/53	262,795
436,813	Federal National Mortgage Association, 5.000%, 2/1/53	432,537
562,108	Federal National Mortgage Association, 5.000%, 2/1/53	556,822
1,059,766	Federal National Mortgage Association, 5.000%, 3/1/53	1,050,028
249,328	Federal National Mortgage Association, 5.000%, 3/1/53	247,154
1,047,018	Federal National Mortgage Association, 5.000%, 4/1/53	1,036,425
106,446	Federal National Mortgage Association, 5.000%, 4/1/53	105,767
160,552	Federal National Mortgage Association, 5.000%, 4/1/53	158,876
800,527	Federal National Mortgage Association, 5.000%, 4/1/53	792,366
4,662	Federal National Mortgage Association, 5.500%, 5/1/33	4,801
3,081	Federal National Mortgage Association, 5.500%, 6/1/33	3,173
11,114	Federal National Mortgage Association, 5.500%, 7/1/33	11,444
23,555	Federal National Mortgage Association, 5.500%, 4/1/34	24,256
3,758	Federal National Mortgage Association, 5.500%, 10/1/35	3,851
45,758	Federal National Mortgage Association, 5.500%, 12/1/35	46,651
19,929	Federal National Mortgage Association, 5.500%, 3/1/36	20,524
9,000,000	Federal National Mortgage Association, 5.500%, 1/1/39 (TBA)	9,127,617
480,505	Federal National Mortgage Association, 5.500%, 5/1/49	489,081
1,667,548	Federal National Mortgage Association, 5.500%, 4/1/50	1,698,916
3,841,653	Federal National Mortgage Association, 5.500%, 4/1/50	3,913,918
49Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
448,976	Federal National Mortgage Association, 5.500%, 11/1/52	$ 452,083
1,846,957	Federal National Mortgage Association, 5.500%, 1/1/53	1,869,296
2,356,550	Federal National Mortgage Association, 5.500%, 1/1/53	2,398,074
1,658,806	Federal National Mortgage Association, 5.500%, 2/1/53	1,668,543
546,616	Federal National Mortgage Association, 5.500%, 2/1/53	553,061
1,180,647	Federal National Mortgage Association, 5.500%, 4/1/53	1,188,537
1,137,263	Federal National Mortgage Association, 5.500%, 4/1/53	1,143,442
207,132	Federal National Mortgage Association, 5.500%, 4/1/53	210,232
589,220	Federal National Mortgage Association, 5.500%, 4/1/53	592,462
473,993	Federal National Mortgage Association, 5.500%, 4/1/53	478,486
279,570	Federal National Mortgage Association, 5.500%, 4/1/53	281,969
1,641,000	Federal National Mortgage Association, 5.500%, 7/1/53	1,666,377
12,736,333	Federal National Mortgage Association, 5.500%, 9/1/53	12,787,825
2,530,676	Federal National Mortgage Association, 5.500%, 9/1/53	2,542,666
330	Federal National Mortgage Association, 6.000%, 3/1/32	341
579	Federal National Mortgage Association, 6.000%, 10/1/32	600
2,563	Federal National Mortgage Association, 6.000%, 11/1/32	2,641
7,287	Federal National Mortgage Association, 6.000%, 12/1/32	7,482
2,598	Federal National Mortgage Association, 6.000%, 1/1/33	2,693
1,347	Federal National Mortgage Association, 6.000%, 3/1/33	1,399
8,895	Federal National Mortgage Association, 6.000%, 5/1/33	9,220
Pioneer Strategic Income Fund |  | 12/31/2350

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
21,544	Federal National Mortgage Association, 6.000%, 12/1/33	$ 22,459
16,812	Federal National Mortgage Association, 6.000%, 1/1/34	17,485
97,369	Federal National Mortgage Association, 6.000%, 6/1/37	101,618
35,039	Federal National Mortgage Association, 6.000%, 12/1/37	36,596
58,510	Federal National Mortgage Association, 6.000%, 4/1/38	61,089
13,611	Federal National Mortgage Association, 6.000%, 7/1/38	13,984
1,682,310	Federal National Mortgage Association, 6.000%, 1/1/53	1,743,640
523,741	Federal National Mortgage Association, 6.000%, 1/1/53	538,751
517,915	Federal National Mortgage Association, 6.000%, 2/1/53	526,620
188,881	Federal National Mortgage Association, 6.000%, 2/1/53	196,018
144,470	Federal National Mortgage Association, 6.000%, 3/1/53	147,463
186,978	Federal National Mortgage Association, 6.000%, 3/1/53	191,202
347,367	Federal National Mortgage Association, 6.000%, 4/1/53	353,041
626,000	Federal National Mortgage Association, 6.000%, 4/1/53	636,946
3,287,951	Federal National Mortgage Association, 6.000%, 5/1/53	3,401,855
1,812,551	Federal National Mortgage Association, 6.000%, 5/1/53	1,868,885
196,086	Federal National Mortgage Association, 6.000%, 6/1/53	201,788
198,980	Federal National Mortgage Association, 6.000%, 6/1/53	203,103
198,983	Federal National Mortgage Association, 6.000%, 6/1/53	202,112
198,983	Federal National Mortgage Association, 6.000%, 6/1/53	202,327
237,336	Federal National Mortgage Association, 6.000%, 6/1/53	241,593
51Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
337,319	Federal National Mortgage Association, 6.000%, 6/1/53	$ 347,933
296,690	Federal National Mortgage Association, 6.000%, 6/1/53	303,466
2,509,000	Federal National Mortgage Association, 6.000%, 8/1/53	2,575,642
9,798,590	Federal National Mortgage Association, 6.000%, 9/1/53	9,949,133
247	Federal National Mortgage Association, 6.500%, 5/1/31	256
89	Federal National Mortgage Association, 6.500%, 6/1/31	92
198	Federal National Mortgage Association, 6.500%, 2/1/32	208
1,426	Federal National Mortgage Association, 6.500%, 3/1/32	1,486
556	Federal National Mortgage Association, 6.500%, 8/1/32	574
144,968	Federal National Mortgage Association, 6.500%, 2/1/53	150,088
1,294,993	Federal National Mortgage Association, 6.500%, 3/1/53	1,345,372
262,971	Federal National Mortgage Association, 6.500%, 3/1/53	273,708
883,174	Federal National Mortgage Association, 6.500%, 3/1/53	914,806
207,484	Federal National Mortgage Association, 6.500%, 4/1/53	214,700
195,268	Federal National Mortgage Association, 6.500%, 4/1/53	204,252
220,229	Federal National Mortgage Association, 6.500%, 4/1/53	227,025
1,000,000	Federal National Mortgage Association, 6.500%, 1/1/54 (TBA)	1,024,727
139	Federal National Mortgage Association, 7.000%, 5/1/28	143
81	Federal National Mortgage Association, 7.000%, 2/1/29	84
220	Federal National Mortgage Association, 7.000%, 7/1/31	227
63	Federal National Mortgage Association, 7.500%, 1/1/28	62
Pioneer Strategic Income Fund |  | 12/31/2352

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,000,000	Government National Mortgage Association, 5.500%, 1/20/54 (TBA)	$ 2,014,380
5,000,000	Government National Mortgage Association, 6.000%, 1/20/54 (TBA)	5,083,789
3,000,000	Government National Mortgage Association, 6.500%, 1/20/54 (TBA)	3,070,898
404,518	Government National Mortgage Association I, 3.500%, 10/15/42	382,168
1,554	Government National Mortgage Association I, 4.000%, 3/15/39	1,519
2,758	Government National Mortgage Association I, 4.000%, 4/15/39	2,667
2,466	Government National Mortgage Association I, 4.000%, 4/15/39	2,403
4,009	Government National Mortgage Association I, 4.000%, 7/15/39	3,873
3,390	Government National Mortgage Association I, 4.000%, 1/15/40	3,291
58,478	Government National Mortgage Association I, 4.000%, 4/15/40	56,759
94,674	Government National Mortgage Association I, 4.000%, 7/15/40	91,424
60,835	Government National Mortgage Association I, 4.000%, 8/15/40	59,060
35,539	Government National Mortgage Association I, 4.000%, 8/15/40	34,704
17,022	Government National Mortgage Association I, 4.000%, 9/15/40	16,522
20,111	Government National Mortgage Association I, 4.000%, 10/15/40	19,631
4,932	Government National Mortgage Association I, 4.000%, 10/15/40	4,792
2,929	Government National Mortgage Association I, 4.000%, 10/15/40	2,857
2,134	Government National Mortgage Association I, 4.000%, 11/15/40	2,082
18,922	Government National Mortgage Association I, 4.000%, 11/15/40	18,564
54,543	Government National Mortgage Association I, 4.000%, 11/15/40	52,958
61,557	Government National Mortgage Association I, 4.000%, 11/15/40	60,126
53Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
356,537	Government National Mortgage Association I, 4.000%, 12/15/40	$ 346,059
2,612	Government National Mortgage Association I, 4.000%, 12/15/40	2,535
2,700	Government National Mortgage Association I, 4.000%, 12/15/40	2,621
769	Government National Mortgage Association I, 4.000%, 1/15/41	746
12,064	Government National Mortgage Association I, 4.000%, 1/15/41	11,769
9,575	Government National Mortgage Association I, 4.000%, 1/15/41	9,297
4,881	Government National Mortgage Association I, 4.000%, 2/15/41	4,738
231,358	Government National Mortgage Association I, 4.000%, 2/15/41	224,556
22,817	Government National Mortgage Association I, 4.000%, 3/15/41	22,259
4,956	Government National Mortgage Association I, 4.000%, 4/15/41	4,836
11,723	Government National Mortgage Association I, 4.000%, 5/15/41	11,344
4,490	Government National Mortgage Association I, 4.000%, 5/15/41	4,336
1,086	Government National Mortgage Association I, 4.000%, 6/15/41	1,055
727	Government National Mortgage Association I, 4.000%, 6/15/41	709
559,136	Government National Mortgage Association I, 4.000%, 6/15/41	539,934
12,742	Government National Mortgage Association I, 4.000%, 7/15/41	12,431
2,625	Government National Mortgage Association I, 4.000%, 7/15/41	2,561
89,820	Government National Mortgage Association I, 4.000%, 7/15/41	87,622
48,452	Government National Mortgage Association I, 4.000%, 7/15/41	47,028
26,313	Government National Mortgage Association I, 4.000%, 7/15/41	25,548
3,377	Government National Mortgage Association I, 4.000%, 8/15/41	3,261
Pioneer Strategic Income Fund |  | 12/31/2354

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
35,749	Government National Mortgage Association I, 4.000%, 8/15/41	$ 34,697
2,421	Government National Mortgage Association I, 4.000%, 8/15/41	2,338
24,723	Government National Mortgage Association I, 4.000%, 9/15/41	23,996
4,456	Government National Mortgage Association I, 4.000%, 9/15/41	4,347
10,789	Government National Mortgage Association I, 4.000%, 9/15/41	10,440
5,544	Government National Mortgage Association I, 4.000%, 9/15/41	5,408
27	Government National Mortgage Association I, 4.000%, 9/15/41	28
175,397	Government National Mortgage Association I, 4.000%, 9/15/41	170,240
97,411	Government National Mortgage Association I, 4.000%, 9/15/41	94,236
2,392	Government National Mortgage Association I, 4.000%, 9/15/41	2,335
2,301	Government National Mortgage Association I, 4.000%, 10/15/41	2,245
1,736	Government National Mortgage Association I, 4.000%, 10/15/41	1,685
5,551	Government National Mortgage Association I, 4.000%, 10/15/41	5,388
5,294	Government National Mortgage Association I, 4.000%, 10/15/41	5,134
3,366	Government National Mortgage Association I, 4.000%, 10/15/41	3,267
3,889	Government National Mortgage Association I, 4.000%, 11/15/41	3,794
81,453	Government National Mortgage Association I, 4.000%, 11/15/41	79,058
5,533	Government National Mortgage Association I, 4.000%, 11/15/41	5,370
11,481	Government National Mortgage Association I, 4.000%, 12/15/41	11,030
4,235	Government National Mortgage Association I, 4.000%, 12/15/41	4,132
5,320	Government National Mortgage Association I, 4.000%, 12/15/41	5,163
55Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
410,721	Government National Mortgage Association I, 4.000%, 1/15/42	$ 400,667
1,730	Government National Mortgage Association I, 4.000%, 2/15/42	1,687
70,454	Government National Mortgage Association I, 4.000%, 2/15/42	68,382
25,440	Government National Mortgage Association I, 4.000%, 2/15/42	24,617
980	Government National Mortgage Association I, 4.000%, 2/15/42	947
4,675	Government National Mortgage Association I, 4.000%, 2/15/42	4,561
737,919	Government National Mortgage Association I, 4.000%, 5/15/42	716,212
35,920	Government National Mortgage Association I, 4.000%, 6/15/42	35,041
28,356	Government National Mortgage Association I, 4.000%, 6/15/42	27,522
21,599	Government National Mortgage Association I, 4.000%, 6/15/42	21,070
4,132	Government National Mortgage Association I, 4.000%, 10/15/42	4,031
232,958	Government National Mortgage Association I, 4.000%, 4/15/43	227,255
104,438	Government National Mortgage Association I, 4.000%, 5/15/43	101,906
1,344	Government National Mortgage Association I, 4.000%, 5/15/43	1,298
135,414	Government National Mortgage Association I, 4.000%, 8/15/43	131,431
59,148	Government National Mortgage Association I, 4.000%, 9/15/43	57,525
3,072	Government National Mortgage Association I, 4.000%, 9/15/43	2,981
42,339	Government National Mortgage Association I, 4.000%, 2/15/44	41,303
25,364	Government National Mortgage Association I, 4.000%, 3/15/44	24,756
617,274	Government National Mortgage Association I, 4.000%, 3/15/44	599,113
939,816	Government National Mortgage Association I, 4.000%, 3/15/44	912,164
Pioneer Strategic Income Fund |  | 12/31/2356

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,326	Government National Mortgage Association I, 4.000%, 3/15/44	$ 31,495
16,840	Government National Mortgage Association I, 4.000%, 3/15/44	16,303
177,181	Government National Mortgage Association I, 4.000%, 3/15/44	175,030
256,489	Government National Mortgage Association I, 4.000%, 4/15/44	247,780
181,562	Government National Mortgage Association I, 4.000%, 4/15/44	175,285
2,273	Government National Mortgage Association I, 4.000%, 4/15/44	2,202
34,716	Government National Mortgage Association I, 4.000%, 4/15/44	33,752
68,898	Government National Mortgage Association I, 4.000%, 5/15/44	66,530
304,434	Government National Mortgage Association I, 4.000%, 8/15/44	293,846
13,604	Government National Mortgage Association I, 4.000%, 8/15/44	13,006
319,919	Government National Mortgage Association I, 4.000%, 8/15/44	310,506
78,615	Government National Mortgage Association I, 4.000%, 8/15/44	75,784
15,404	Government National Mortgage Association I, 4.000%, 8/15/44	14,893
922,097	Government National Mortgage Association I, 4.000%, 9/15/44	894,134
66,308	Government National Mortgage Association I, 4.000%, 9/15/44	64,234
203,294	Government National Mortgage Association I, 4.000%, 9/15/44	197,718
2,422	Government National Mortgage Association I, 4.000%, 9/15/44	2,349
54,961	Government National Mortgage Association I, 4.000%, 9/15/44	53,440
112,289	Government National Mortgage Association I, 4.000%, 9/15/44	109,540
495,437	Government National Mortgage Association I, 4.000%, 9/15/44	479,633
57,605	Government National Mortgage Association I, 4.000%, 9/15/44	55,054
57Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,446	Government National Mortgage Association I, 4.000%, 9/15/44	$ 31,556
67,223	Government National Mortgage Association I, 4.000%, 9/15/44	65,100
582,853	Government National Mortgage Association I, 4.000%, 9/15/44	568,583
1,340,891	Government National Mortgage Association I, 4.000%, 9/15/44	1,291,494
28,791	Government National Mortgage Association I, 4.000%, 10/15/44	27,899
8,345	Government National Mortgage Association I, 4.000%, 11/15/44	8,106
6,277	Government National Mortgage Association I, 4.000%, 11/15/44	6,052
31,687	Government National Mortgage Association I, 4.000%, 11/15/44	30,695
4,111	Government National Mortgage Association I, 4.000%, 11/15/44	3,958
139,424	Government National Mortgage Association I, 4.000%, 12/15/44	135,595
42,464	Government National Mortgage Association I, 4.000%, 12/15/44	41,075
19,109	Government National Mortgage Association I, 4.000%, 12/15/44	18,641
3,646	Government National Mortgage Association I, 4.000%, 12/15/44	3,510
58,519	Government National Mortgage Association I, 4.000%, 12/15/44	56,460
170,859	Government National Mortgage Association I, 4.000%, 1/15/45	164,529
326,560	Government National Mortgage Association I, 4.000%, 1/15/45	314,125
57,056	Government National Mortgage Association I, 4.000%, 1/15/45	54,884
277,803	Government National Mortgage Association I, 4.000%, 1/15/45	268,260
28,322	Government National Mortgage Association I, 4.000%, 2/15/45	27,406
97,435	Government National Mortgage Association I, 4.000%, 2/15/45	94,569
63,672	Government National Mortgage Association I, 4.000%, 2/15/45	61,641
Pioneer Strategic Income Fund |  | 12/31/2358

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
41,567	Government National Mortgage Association I, 4.000%, 2/15/45	$ 40,096
130,152	Government National Mortgage Association I, 4.000%, 2/15/45	125,168
67,576	Government National Mortgage Association I, 4.000%, 4/15/45	65,420
37,516	Government National Mortgage Association I, 4.000%, 5/15/45	36,378
15,375	Government National Mortgage Association I, 4.000%, 7/15/45	14,783
54,859	Government National Mortgage Association I, 4.000%, 9/15/45	52,906
34,757	Government National Mortgage Association I, 4.500%, 9/15/33	34,425
46,792	Government National Mortgage Association I, 4.500%, 10/15/33	46,185
19,642	Government National Mortgage Association I, 4.500%, 4/15/35	19,387
432,514	Government National Mortgage Association I, 4.500%, 3/15/38	430,954
153,838	Government National Mortgage Association I, 4.500%, 1/15/40	153,324
244,728	Government National Mortgage Association I, 4.500%, 6/15/40	243,024
79,525	Government National Mortgage Association I, 4.500%, 9/15/40	79,206
406,932	Government National Mortgage Association I, 4.500%, 11/15/40	404,285
553,992	Government National Mortgage Association I, 4.500%, 6/15/41	552,785
103,791	Government National Mortgage Association I, 4.500%, 6/15/41	103,053
152,456	Government National Mortgage Association I, 4.500%, 7/15/41	150,949
232,412	Government National Mortgage Association I, 4.500%, 8/15/41	229,186
131,798	Government National Mortgage Association I, 5.000%, 9/15/33	132,645
47,775	Government National Mortgage Association I, 5.125%, 10/15/38	48,267
26,969	Government National Mortgage Association I, 5.500%, 7/15/33	27,234
59Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
43,150	Government National Mortgage Association I, 5.500%, 1/15/34	$ 43,615
34,306	Government National Mortgage Association I, 5.500%, 4/15/34	34,677
58,513	Government National Mortgage Association I, 5.500%, 7/15/34	59,146
64,959	Government National Mortgage Association I, 5.500%, 10/15/34	65,470
42,295	Government National Mortgage Association I, 5.500%, 1/15/35	42,669
72,148	Government National Mortgage Association I, 5.500%, 2/15/35	72,928
70,439	Government National Mortgage Association I, 5.500%, 2/15/35	71,202
11,793	Government National Mortgage Association I, 5.500%, 6/15/35	11,921
13,867	Government National Mortgage Association I, 5.500%, 12/15/35	14,017
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
8,398	Government National Mortgage Association I, 5.500%, 3/15/37	8,431
39,932	Government National Mortgage Association I, 5.500%, 3/15/37	40,364
122,315	Government National Mortgage Association I, 5.750%, 10/15/38	125,242
16,170	Government National Mortgage Association I, 5.750%, 10/15/38	16,681
29,986	Government National Mortgage Association I, 6.000%, 8/15/32	30,734
26,014	Government National Mortgage Association I, 6.000%, 1/15/33	26,837
23,233	Government National Mortgage Association I, 6.000%, 2/15/33	23,969
39,761	Government National Mortgage Association I, 6.000%, 2/15/33	40,822
1,780	Government National Mortgage Association I, 6.000%, 3/15/33	1,809
10,164	Government National Mortgage Association I, 6.000%, 3/15/33	10,352
27,222	Government National Mortgage Association I, 6.000%, 3/15/33	27,641
Pioneer Strategic Income Fund |  | 12/31/2360

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,704	Government National Mortgage Association I, 6.000%, 5/15/33	$ 5,833
32,913	Government National Mortgage Association I, 6.000%, 5/15/33	33,517
39,851	Government National Mortgage Association I, 6.000%, 5/15/33	40,996
23,043	Government National Mortgage Association I, 6.000%, 6/15/33	23,550
45,797	Government National Mortgage Association I, 6.000%, 6/15/33	47,317
52,391	Government National Mortgage Association I, 6.000%, 7/15/33	53,907
20,585	Government National Mortgage Association I, 6.000%, 7/15/33	21,124
13,944	Government National Mortgage Association I, 6.000%, 9/15/33	14,187
55,944	Government National Mortgage Association I, 6.000%, 11/15/33	57,604
12,587	Government National Mortgage Association I, 6.000%, 1/15/34	12,861
106,645	Government National Mortgage Association I, 6.000%, 10/15/37	108,936
127,174	Government National Mortgage Association I, 6.000%, 7/15/38	131,670
2,768	Government National Mortgage Association I, 6.500%, 1/15/29	2,820
312	Government National Mortgage Association I, 6.500%, 5/15/29	316
878	Government National Mortgage Association I, 6.500%, 10/15/31	908
79	Government National Mortgage Association I, 6.500%, 12/15/31	81
599	Government National Mortgage Association I, 6.500%, 2/15/32	624
315	Government National Mortgage Association I, 6.500%, 3/15/32	323
2,451	Government National Mortgage Association I, 6.500%, 5/15/32	2,615
1,799	Government National Mortgage Association I, 6.500%, 6/15/32	1,852
2,204	Government National Mortgage Association I, 6.500%, 7/15/32	2,280
61Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,133	Government National Mortgage Association I, 6.500%, 7/15/32	$ 1,171
808	Government National Mortgage Association I, 6.500%, 8/15/32	829
10,209	Government National Mortgage Association I, 6.500%, 8/15/32	10,490
625	Government National Mortgage Association I, 6.500%, 8/15/32	639
13,795	Government National Mortgage Association I, 6.500%, 9/15/32	14,259
22,718	Government National Mortgage Association I, 6.500%, 9/15/32	23,507
7,195	Government National Mortgage Association I, 6.500%, 10/15/32	7,422
13,507	Government National Mortgage Association I, 6.500%, 11/15/32	13,749
17,209	Government National Mortgage Association I, 6.500%, 7/15/35	17,788
159	Government National Mortgage Association I, 7.000%, 5/15/29	162
65	Government National Mortgage Association I, 7.000%, 5/15/29	65
148	Government National Mortgage Association I, 7.000%, 5/15/31	149
518,396	Government National Mortgage Association II, 3.500%, 4/20/45	487,528
883,056	Government National Mortgage Association II, 3.500%, 4/20/45	831,710
384,465	Government National Mortgage Association II, 3.500%, 4/20/45	361,313
924,886	Government National Mortgage Association II, 3.500%, 3/20/46	873,667
1,963,660	Government National Mortgage Association II, 4.000%, 10/20/46	1,900,398
865,526	Government National Mortgage Association II, 4.000%, 2/20/48	830,379
1,102,596	Government National Mortgage Association II, 4.000%, 4/20/48	1,057,526
131,201	Government National Mortgage Association II, 4.500%, 12/20/34	131,387
129,402	Government National Mortgage Association II, 4.500%, 1/20/35	129,581
Pioneer Strategic Income Fund |  | 12/31/2362

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
105,365	Government National Mortgage Association II, 4.500%, 3/20/35	$ 105,514
1,018,080	Government National Mortgage Association II, 4.500%, 9/20/41	1,018,285
1,447,253	Government National Mortgage Association II, 4.500%, 9/20/44	1,448,944
634,230	Government National Mortgage Association II, 4.500%, 10/20/44	635,142
1,232,533	Government National Mortgage Association II, 4.500%, 11/20/44	1,234,303
474,548	Government National Mortgage Association II, 5.000%, 12/20/52	471,530
32,527	Government National Mortgage Association II, 5.500%, 3/20/34	33,869
861	Government National Mortgage Association II, 5.500%, 10/20/37	884
2,825,719	Government National Mortgage Association II, 5.500%, 12/20/52	2,848,070
12,802	Government National Mortgage Association II, 6.000%, 5/20/32	13,370
47,928	Government National Mortgage Association II, 6.000%, 10/20/33	50,610
43	Government National Mortgage Association II, 6.500%, 1/20/28	44
902	Government National Mortgage Association II, 7.000%, 1/20/29	927
60,000,000(f)	U.S. Treasury Bills, 1/2/24	60,000,000
50,000,000(f)	U.S. Treasury Bills, 1/16/24	49,897,771
64,206,200	U.S. Treasury Bonds, 2.250%, 2/15/52	44,507,938
27,339,600	U.S. Treasury Bonds, 4.375%, 8/15/43	27,907,751
30,771,739	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	27,864,025
174,769,100	U.S. Treasury Notes, 4.625%, 9/30/30	182,183,134
	Total U.S. Government and Agency Obligations (Cost $1,094,507,872)	$1,099,579,171

63Pioneer Strategic Income Fund |  | 12/31/23

Principal Amount USD ($)		Value

SHORT TERM INVESTMENTS — 2.3% of Net Assets
Repurchase Agreements — 0.9%
30,000,000	Bank of America, 5.34%, dated 12/29/23,
to be purchased on 1/2/24 for $30,017,800,
collateralized by the following:
$3,372,323 Federal National Mortgage Association, 3.29%, 9/1/32,
$27,227,677 Government National Mortgage Association,
	2.5%-7.0%, 10/15/32-3/20/72	$ 30,000,000
$30,000,000

Shares
	Open-End Fund — 1.4%
45,770,590(l)	Dreyfus Government Cash Management, Institutional Shares, 5.25%	$ 45,770,590
		$45,770,590

	TOTAL SHORT TERM INVESTMENTS (Cost $75,770,590)	$75,770,590

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Options Purchased — 0.0%†
84,500,000	Put USD/Call JPY	Goldman Sachs & Co.	USD 3,211,592	USD 125.00	1/5/24	$—
84,500,000	Put USD/Call JPY	Goldman Sachs & Co.	USD 2,758,080	USD 141.00	1/5/24	465,239
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 5,969,672)					$465,239

	TOTAL OPTIONS PURCHASED (Premiums paid $ 5,969,672)					$465,239

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.4% (Cost $3,656,401,512)					$3,409,489,216
Pioneer Strategic Income Fund |  | 12/31/2364

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	TBA SALES COMMITMENTS — (2.3)% of Net Assets
	U.S. Government and Agency Obligations — (2.3)%
(75,000,000)	Federal National Mortgage Association, 5.500%, 1/1/54 (TBA)	$ (75,316,406)
	TOTAL TBA SALES COMMITMENTS (Proceeds $75,093,750)	$(75,316,406)

	OTHER ASSETS AND LIABILITIES — (2.1)%	$(67,600,006)
	net assets — 100.0%	$3,266,572,804

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $1,648,222,277, or 50.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2023.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2023.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2023.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security is in default.
65Pioneer Strategic Income Fund |  | 12/31/23

(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
2001 Cat Re	11/14/2023	$500,000	$501,250
Adare Re 2022-2	10/20/2022	1,613,807	1,812,375
Alamo Re	4/12/2023	1,005,712	1,019,000
Alamo Re	11/15/2023	1,767,902	1,771,000
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	28,584	12,321
Alturas Re 2022-2	1/18/2022	494,609	600,440
Aquila Re I	5/10/2023	750,000	763,950
Atlas Capital	5/17/2023	1,250,000	1,248,875
Ballybunion Re 2020	12/31/2019	411,732	677,844
Ballybunion Re 2021-3	8/2/2021	71,590	76,157
Ballybunion Re 2022	3/9/2022	2,408	28,550
Ballybunion Re 2022-2	8/9/2022	3,000,000	3,046,530
Ballybunion Re 2022-3	8/5/2022	3,500,000	3,621,129
Ballybunion Re 2023	3/20/2023	3,000,000	3,342,572
Bantry Re 2021	1/11/2021	64,034	47,184
Bantry Re 2023	1/12/2023	5,000,000	6,157,500
Berwick Re 2019-1	12/31/2018	1,188,696	1,193,754
Berwick Re 2020-1	9/24/2020	—	200
Berwick Re 2022	12/28/2021	62,578	67,478
Berwick Re 2023	2/1/2023	3,225,964	3,975,460
Blue Ridge Re	11/14/2023	500,000	499,250
Blue Ridge Re	11/14/2023	1,250,000	1,248,125
Bonanza Re	12/15/2020	750,000	703,050
Bonanza Re	3/11/2022	250,000	236,375
Bonanza Re	1/6/2023	250,000	249,575
Cape Lookout Re	4/14/2023	1,000,000	1,017,700
Cape Lookout Re	10/27/2023	1,495,275	1,495,500
Carnoustie Re 2020	7/16/2020	44,162	201,824
Clarendon Re 2023	3/20/2023	916,657	1,058,500
Commonwealth Re	6/15/2022	750,000	745,725
Easton Re Pte	12/15/2020	900,000	897,300
Pioneer Strategic Income Fund |  | 12/31/2366

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Eccleston Re 2023	7/13/2023	$—	$557,149
Eden Re II	12/23/2019	487,326	196,700
Eden Re II	1/25/2021	279,105	80,681
Eden Re II	1/21/2022	433,753	259,512
Eden Re II	1/17/2023	3,000,000	3,567,000
Everglades Re II	10/24/2023	1,296,035	1,295,450
Everglades Re II	10/25/2023	2,317,588	2,327,325
Everglades Re II	10/25/2023	2,011,767	2,023,000
Everglades Re II	11/20/2023	249,446	249,125
FloodSmart Re	2/16/2021	1,000,000	999,000
FloodSmart Re	2/14/2022	1,500,000	1,459,050
Formby Re 2018	7/9/2018	5,438	—
Four Lakes Re	11/5/2020	1,500,000	1,495,500
Four Lakes Re	11/5/2020	1,500,000	1,495,500
Four Lakes Re	12/15/2021	500,000	485,650
Four Lakes Re	12/8/2023	250,000	249,875
Galileo Re	12/4/2023	1,000,000	998,500
Galileo Re	12/4/2023	500,000	499,250
Gamboge Re	4/24/2023	4,014,656	4,981,800
Gateway Re	2/3/2023	500,000	520,350
Gateway Re	11/9/2023	999,099	996,500
Gateway Re II	4/13/2023	250,000	252,300
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	555,119	594,125
Gullane Re 2018	3/26/2018	—	129,294
Gullane Re 2023	1/20/2023	5,318,293	6,694,301
Harambee Re 2018	12/19/2017	63,696	—
Harambee Re 2019	12/20/2018	—	7,500
Harambee Re 2020	2/27/2020	—	46,200
Herbie Re	10/19/2020	500,000	492,400
High Point Re	12/1/2023	2,500,000	2,498,750
Integrity Re	5/9/2022	500,000	479,200
Integrity Re	3/23/2023	1,250,000	1,297,500
International Bank for Reconstruction & Development	2/28/2020	250,000	249,500
International Bank for Reconstruction & Development	11/2/2023	252,618	249,500
Isosceles Re 2023	8/7/2023	234,356	249,750
Isosceles Re 2023	8/7/2023	—	—
Isosceles Re 2023	8/7/2023	—	—
Kilimanjaro III Re	6/15/2022	1,000,000	1,001,000
Lightning Re	3/20/2023	1,000,000	1,056,000
Limestone Re 2019-2B	6/20/2018	1,675	250
Limestone Re 2020-1	12/15/2016	—	—
Limestone Re 2020-1	12/27/2019	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	165,491	55,900
Locke Tavern Re	3/23/2023	1,000,000	1,008,600
Long Point Re IV	5/13/2022	2,500,000	2,467,750
67Pioneer Strategic Income Fund |  | 12/31/23

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$417,107	$24,434
Matterhorn Re	12/15/2021	250,000	230,300
Matterhorn Re	3/10/2022	1,750,000	1,706,250
Matterhorn Re	3/10/2022	750,000	738,000
Merion Re 2018-2	12/28/2017	—	424,864
Merion Re 2021-2	12/28/2020	2,448,846	1,444,500
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2023-1	1/11/2023	441,808	527,343
Mona Lisa Re	12/30/2022	800,000	858,400
Mystic Re IV	12/16/2022	2,900,000	2,990,190
Mystic Re IV	12/12/2023	600,000	599,700
Northshore Re II	12/2/2020	500,000	498,500
Northshore Re II	6/22/2022	500,000	511,600
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	805,153	1,100,769
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2023	1/11/2023	168,991	260,225
Pangaea Re 2023-1	1/23/2023	4,250,000	5,166,652
Pangaea Re 2023-3	7/5/2023	2,500,000	2,836,526
Phoenician Re	12/1/2021	750,000	739,125
Phoenix 3 Re 2023-3	12/21/2020	896,560	1,123,800
Pine Valley Re 2023	1/24/2023	446,865	—
Porthcawl Re 2023	1/23/2023	197,811	261,350
Portrush Re 2017	6/12/2017	1,687,366	220
Portsalon Re 2022	7/15/2022	323,453	366,768
Queen Street 2023 Re	5/12/2023	2,500,000	2,544,000
Residential Re	10/30/2020	1,500,000	1,482,750
Residential Re	10/30/2020	1,250,000	1,226,125
Residential Re	11/22/2022	1,500,000	1,525,950
Residential Re	11/7/2023	1,500,000	1,497,750
Residential Re	11/7/2023	750,000	748,875
RosaPenna Re 2022	8/26/2022	1,365,175	1,456,832
Sanders Re II	3/1/2022	2,250,000	2,149,425
Sanders Re III	11/30/2022	750,000	763,425
Sanders Re III	3/24/2023	250,000	244,700
Sector Re V	4/23/2019	244,121	189,597
Sector Re V	5/1/2019	3,608	88,944
Sector Re V	12/4/2019	1,605	269,892
Sector Re V	1/1/2020	3,184	280,682
Sector Re V	1/5/2022	—	190,919
Sector Re V	5/19/2022	—	201,690
Sector Re V	5/19/2022	—	42,457
Sector Re V	12/30/2022	2,698,893	3,476,174
Sector Re V	12/4/2023	4,000,000	4,058,225
Sussex Re	12/7/2020	750,000	738,150
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	—	700
Thopas Re 2019	12/21/2018	—	41,400
Thopas Re 2020	12/30/2019	—	800
Pioneer Strategic Income Fund |  | 12/31/2368

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2021	12/30/2020	$—	$80,500
Thopas Re 2022	2/15/2022	—	24,300
Thopas Re 2023	2/15/2023	3,192,294	4,035,698
Torricelli Re 2021	7/2/2021	—	70,474
Torricelli Re 2022	7/26/2022	—	67,200
Torricelli Re 2023	7/26/2023	3,250,000	3,855,865
Ursa Re	4/12/2023	500,000	500,350
Veraison Re	12/14/2022	500,000	517,050
Viribus Re 2018	12/22/2017	26,397	—
Viribus Re 2019	12/27/2018	—	11,315
Viribus Re 2020	3/12/2020	421,904	137,434
Viribus Re 2022	4/18/2022	—	91,750
Viribus Re 2023	2/2/2023	1,500,000	2,073,750
Vitality Re XI	1/31/2020	999,690	997,000
Vitality Re XII	9/21/2023	246,345	246,100
Vitality Re XIII	1/4/2023	1,925,016	1,965,000
Vitality Re XIV	1/25/2023	4,012,423	3,998,000
Vitality Re XIV	1/25/2023	400,000	399,640
Walton Health Re 2019	7/18/2019	8,486	75,504
Walton Health Re 2022	7/13/2022	7,000	291,507
White Heron Re 2023	8/30/2023	929,902	1,013,869
Woburn Re 2019	1/30/2019	470,315	592,560
Total Restricted Securities			$154,898,116
% of Net assets			4.7%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	24,100,000	USD	15,561,493	Bank of America NA	1/24/24	$876,023
USD	4,834,066	GBP	3,845,000	Citibank NA	3/27/24	(69,037)
EUR	15,709,263	SEK	185,000,000	HSBC Bank USA NA	1/26/24	(721,557)
EUR	354,000	USD	386,393	HSBC Bank USA NA	2/27/24	5,346
SEK	185,000,000	EUR	15,709,263	HSBC Bank USA NA	1/26/24	1,722,937
USD	14,352,623	IDR	223,950,000,000	HSBC Bank USA NA	3/22/24	(190,902)
USD	63,439,945	EUR	57,500,000	HSBC Bank USA NA	3/27/24	(263,989)
AUD	38,545,000	USD	25,105,588	State Street Bank & Trust Co.	2/27/24	1,210,240
AUD	26,560,000	USD	17,863,369	State Street Bank & Trust Co.	3/27/24	283,663
EUR	50,241,500	USD	53,393,235	State Street Bank & Trust Co.	1/24/24	2,130,727
INR	1,416,850,000	USD	16,949,994	State Street Bank & Trust Co.	2/5/24	47,951
USD	5,400,564	CAD	7,465,000	State Street Bank & Trust Co.	2/2/24	(235,946)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$4,795,456
69Pioneer Strategic Income Fund |  | 12/31/23

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
421	U.S. 2 Year Note (CBT)	3/28/24	$86,150,800	$86,689,820	$539,020
7,707	U.S. 5 Year Note (CBT)	3/28/24	818,526,174	838,316,902	19,790,728
464	U.S. 10 Year Ultra Bond (CBT)	3/19/24	52,912,200	54,759,253	1,847,053
242	U.S. Long Bond (CBT)	3/19/24	27,995,124	30,234,875	2,239,751
867	U.S. Ultra Bond (CBT)	3/19/24	105,615,759	115,825,781	10,210,022
			$1,091,200,057	$1,125,826,631	$34,626,574
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
650	Euro-Bund	3/7/24	$(95,894,436)	$(98,464,612)	$(2,570,176)
1	U.S. 10 Year Note (CBT)	3/19/24	(112,841)	(112,891)	(50)
			$(96,007,277)	$(98,577,503)	$(2,570,226)
TOTAL FUTURES CONTRACTS			$995,192,780	$1,027,249,128	$32,056,348
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
479,011,500	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(4,383,463)	$(24,437,828)	$(28,821,292)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(4,383,463)	$(24,437,828)	$(28,821,292)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Pioneer Strategic Income Fund |  | 12/31/2370

Schedule of Investments  |  12/31/23
(unaudited) (continued)
AUD	— Australia Dollar
CAD	— Canada Dollar
COP	— Colombia Peso
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
SEK	— Sweden Krona
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$18,131,034	$—	$18,131,034
Common Stocks
Automobile Components	—	956,548	—	956,548
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	—	2,060,578	2,060,578
All Other Common Stocks	2,809	—	—	2,809
Asset Backed Securities	—	274,002,514	417,375	274,419,889
Collateralized Mortgage Obligations	—	398,192,670	—	398,192,670
Commercial Mortgage-Backed Securities	—	196,226,150	—*	196,226,150
Convertible Corporate Bonds	—	19,361,269	—	19,361,269
Corporate Bonds
Pharmaceuticals	—	16,717,198	—*	16,717,198
All Other Corporate Bonds	—	1,051,383,454	—	1,051,383,454
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,812,375	1,812,375
71Pioneer Strategic Income Fund |  | 12/31/23

	Level 1	Level 2	Level 3	Total
Multiperil – Massachusetts	$—	$—	$366,768	$366,768
Multiperil – U.S.	—	—	15,774,582	15,774,582
Multiperil – Worldwide	—	—	2,599,679	2,599,679
Windstorm – Florida	—	—	220	220
Windstorm – North Carolina	—	—	249,750	249,750
Windstorm – U.S. Multistate	—	—	1,013,869	1,013,869
Windstorm – U.S. Regional	—	—	1,100,769	1,100,769
Reinsurance Sidecars
Multiperil – U.S.	—	—	255,524	255,524
Multiperil – Worldwide	—	—	62,764,975	62,764,975
All Other Insurance-Linked Securities	—	68,959,605	—	68,959,605
Foreign Government Bonds	—	101,324,501	—	101,324,501
U.S. Government and Agency Obligations	—	1,099,579,171	—	1,099,579,171
Repurchase Agreements	—	30,000,000	—	30,000,000
Open-End Fund	45,770,590	—	—	45,770,590
Over The Counter (OTC) Currency Put Options Purchased	—	465,239	—	465,239
Total Investments in Securities	$45,773,399	$3,275,299,353	$88,416,464	$3,409,489,216
Liabilities
TBA Sales Commitments	$—	$(75,316,406)	$—	$(75,316,406)
Total Liabilities	$—	$(75,316,406)	$—	$(75,316,406)
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$4,795,456	$—	$4,795,456
Net unrealized appreciation on futures contracts	32,056,348	—	—	32,056,348
Centrally cleared swap contracts	—	(24,437,828)	—	(24,437,828)
Total Other Financial Instruments	$32,056,348	$(19,642,372)	$—	$12,413,976
*	Securities valued at $0.
Pioneer Strategic Income Fund |  | 12/31/2372

Schedule of Investments  |  12/31/23
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/23	$1,654,768	$—	$—	$—	$87,545,608	$89,200,376
Realized gain (loss)	—	—	—	—	(647,898)	(647,898)
Changed in unrealized appreciation (depreciation)	405,810	—	—	—	2,880,134	3,285,944
Return of capital	—	—	—	—	(6,633,908)	(6,633,908)
Purchases	—	—	—	—	4,000,000	4,000,000
Sales	—	—	—	—	(1,205,425)	(1,205,425)
Transfers in to Level 3*	—**	417,375	—**	—**	—	417,375
Transfers out of Level 3*	—	—	—	—	—	—
Balance as of 12/31/23	$2,060,578	$417,375	$—**	$—**	$85,938,511	$88,416,464
*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2023, three securities valued at $417,375 was transferred from Level 2 to Level 3 and a security values at $0 was transferred from Level 1 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2023:		$2,833,744
73Pioneer Strategic Income Fund |  | 12/31/23